Warrants - Private Warrants and Assumed Legacy Orchestra Warrants (Details) - $ / shares	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022
Warrants
Warrants	1,966,808		3,077,074
Exercise Price	$ 11.50
Legacy Orchestra Warrants
Warrants
Warrants			1,327,074
Legacy Orchestra Warrants | Minimum
Warrants
Exercise Price	$ 0.50
Term	1 month 6 days
Legacy Orchestra Warrants | Maximum
Warrants
Exercise Price	$ 14.00
Term	4 years 9 months
Equity-classified Warrants
Warrants
Warrants	1,966,808		1,750,000
Equity-classified Warrants | Minimum
Warrants
Exercise Price			$ 1.33
Term			6 years 11 months 8 days
Equity-classified Warrants | Maximum
Warrants
Exercise Price			$ 4.06
Term			9 years 6 months
Legacy Orchestra Warrants
Warrants
Warrants	541,808		250,000
Legacy Orchestra Warrants | Minimum
Warrants
Exercise Price	$ 0.50
Term	1 month 6 days
Legacy Orchestra Warrants | Maximum
Warrants
Exercise Price	$ 14.00
Term	9 years
Private Warrants Held by Sponsor
Warrants
Warrants	750,000	1,500,000	1,500,000
Exercise Price	$ 11.50
Term	5 years
Private Warrants Held by Sponsor | Minimum
Warrants
Term	4 years 6 months 25 days
Private Warrants Held by Sponsor | Maximum
Warrants
Term	4 years 9 months 25 days
Private Warrants Held by Employees
Warrants
Warrants	675,000
Term			4 years 6 months 25 days